Acquisitions (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Acquisitions [Abstract]
Fair Value of Identifiable Assets Acquired, Liabilities Assumed and Consideration
The total consideration and the fair values of identifiable assets acquired and liabilities assumed, including immaterial measurement period adjustments related to these acquisitions were as follows:

(In millions)	Total 2025 Acquisitions
Total consideration	$98
Total Assets and Liabilities Acquired
Inventories, net	23
Property, plant and equipment, net	43

(In millions)	Total 2025 Acquisitions
Intangible assets	20
Debt assumed	(3)
Net working capital	(2)
Total identifiable net assets at fair value	81
Goodwill	17
Total estimated fair value of net assets	98
Less: fair value of previously held equity method investment	(11)
Net consideration	$87
Acquisitions of business, net of cash acquired
Cash consideration	87
Less: cash and cash equivalents acquired	(1)
Total outflow in the statement of cash flows	$86

The fair value of identifiable assets acquired, liabilities assumed and consideration related to these acquisitions were as follows:

(In millions)	Duro-Last	Others	Total 2023 Acquisitions
Cash consideration	$1,313	$304	$1,617
Total consideration	$1,313	$304	$1,617
Total Assets and Liabilities Acquired
Cash and cash equivalents	$10	$—	$10
Accounts receivable	64	10	74
Inventories	52	15	67
Property, plant and equipment	70	146	216
Operating lease right-of-use assets	4	—	4
Intangible assets	484	110	594
Other assets	26	1	27
Accounts payable	(21)	(2)	(23)
Operating lease liabilities	(4)	—	(4)
Deferred income tax liabilities, net	(41)	(37)	(78)
Other liabilities	(60)	(22)	(82)
Total identifiable net assets at fair value	584	221	805
Goodwill	729	83	812
Total consideration	$1,313	$304	$1,617
Acquisitions of businesses, net of cash acquired
Cash consideration	$1,313	$304	$1,617
Less: cash and cash equivalents acquired	(10)	—	(10)
Total outflow in the combined statements of cash flows	$1,303	$304	$1,607

The fair value of identifiable assets acquired, liabilities assumed and consideration related to these acquisitions were as follows:

(In millions)	Malarkey	Others	Total 2022 Acquisitions
Cash consideration	$1,425	$694	$2,119
Deferred consideration	—	4	4
Total consideration	$1,425	$698	$2,123
Total Assets and Liabilities Acquired
Cash and cash equivalents	$84	$2	$86
Accounts receivable	40	48	88
Inventories	50	35	85
Property, plant and equipment	122	120	242
Operating lease right-of-use assets	17	7	24
Intangible assets	210	217	427
Other assets	9	4	13
Accounts payable	(18)	(24)	(42)

(In millions)	Malarkey	Others	Total 2022 Acquisitions
Operating lease liabilities	(17)	(7)	(24)
Deferred income tax liabilities, net	(50)	(2)	(52)
Other liabilities	(62)	(12)	(74)
Total identifiable net assets at fair value	385	388	773
Goodwill	1,040	310	1,350
Total consideration	$1,425	$698	$2,123
Acquisitions of businesses, net of cash acquired
Cash consideration	$1,425	$694	$2,119
Less: cash and cash equivalents acquired	(84)	(2)	(86)
Total outflow in the combined statements of cash flows	$1,341	$692	$2,033

Purchase Price Allocated to Identifiable Intangible Assets
The purchase price allocated to identifiable intangible assets was as follows:

(In millions)	Duro-Last	Others	Total 2023 Acquisitions	Weighted- Average Life (in years)
Customer relationships	$372	$—	$372	16
Trade names and trademarks	71	—	71	25
Developed technology	41	—	41	20
Others	—	110	110	—
Total identified intangible assets	$484	$110	$594

The purchase price allocated to identifiable intangible assets acquired was as follows:

(In millions)	Malarkey	Others	Total 2022 Acquisitions	Weighted- Average Life (in years)
Customer relationships	$73	$112	$185	12
Trade names and trademarks	50	6	56	25
Developed technology	87	27	114	9
Others	—	72	72	—
Total identified intangible assets	$210	$217	$427

Pro Forma Financial Information
The following table provides unaudited pro forma financial information, prepared in accordance with ASC Topic 805, Business Combinations, as if Duro-Last had been acquired as of January 1, 2022:

(In millions)	Year ended December 31, 2022
Revenues	$11,282
Net income	$1,126